Long-term provisions	12 Months Ended
Jun. 30, 2018
Long-term provisions
Long-term provisions

31Long-term provisions

		Share-
		based
	Environmental	payments*	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
2018
Balance at beginning of year	15 716	885	2 178	18 779
Capitalised in property, plant and equipment and assets under construction	350	—	—	350
Reduction in rehabilitation provision capitalised**	(1 433)	—	—	(1 433)
Per the income statement	(756)	655	(495)	(596)
additional provisions and changes to existing provisions	241	655	(495)	401
reversal of unutilised amounts	(194)	—	—	(194)
effect of change in discount rate	(803)	—	—	(803)
Notional interest	953	—	9	962
Utilised during year (cash flow)	(249)	(437)	(43)	(729)
Foreign exchange differences recognised in income statement	225	(1)	27	251
Translation of foreign operations	127	(1)	17	143

Balance at end of year	14 933	1 101	1 693	17 727

		Share-
		based
	Environmental	payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Long-term provisions
2017
Balance at beginning of year	17 128	2 515	2 230	21 873
Capitalised in property, plant and equipment and assets under construction	742	—	—	742
Long-term incentive scheme converted to equity settled (note 35)	—	(645)	—	(645)
Reduction in rehabilitation provision capitalised**	(2 153)	—	—	(2 153)
Reclassification from other liabilities	—	—	8	8
Per the income statement	339	(237)	126	228
additional provisions and changes to existing provisions	493	(237)	131	387
reversal of unutilised amounts	(180)	—	(5)	(185)
effect of change in discount rate	26	—	—	26
Notional interest	824	—	10	834
Utilised during year (cash flow)	(164)	(748)	(57)	(969)
Foreign exchange differences recognised in income statement	(662)	—	(71)	(733)
Translation of foreign operations	(338)	—	(68)	(406)

Balance at end of year	15 716	885	2 178	18 779

*Refer note 34 for accounting policies and areas of judgement used in calculating the share-based payment provision (cash settled).

**   Reduction in rehabilitation capitalised, relates to a reassessment of our provision based on legislation changes, discount rates and new rehabilitation methods which resulted in a reduction of R1,4 billion (2017: R2,1 billion).

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		2 567	2 131
One to five years		3 715	4 196
More than five years		11 445	12 452

		17 727	18 779
Short-term portion	32	(2 567)	(2 131)

Long-term provisions		15 160	16 648

Estimated undiscounted obligation		102 952	102 729

Business segmentation
Mining		1 324	1 573
Exploration and Production International		5 677	5 857
Energy		2 909	3 091
Base Chemicals		3 057	3 104
Performance Chemicals		2 173	2 224
Group Functions		20	799

Total operations		15 160	16 648

Environmental provisions

In accordance with the group’s published environmental policy and applicable legislation, a provision for rehabilitation is recognised when the obligation arises, representing the estimated actual cash flows in the period in which the obligation is settled.

The environmental obligation includes estimated costs for the rehabilitation of coal mining, oil, gas and petrochemical sites. The amount provided is calculated based on currently available facts and applicable legislation.

The total environmental provision at 30 June 2018 amounted to R14 933 million (2017 – R15 716 million). In line with the requirements of the legislation of South Africa, the utilisation of certain investments is restricted for mining rehabilitation purposes. These investments amounted to R649 million (2017 – R607 million). In addition, indemnities of R2 066 million (2017 – R1 952 million) are in place.

The following risk-free rates were used to discount the estimated cash flows based on the underlying currency and time duration of the obligation.

	2018	2017
for the year ended 30 June	%	%
South Africa	7,3 to 9,2	7,3 to 8,6
Europe	0,0 to 1,5	0,0 to 1,5
United States of America	2,6 to 3,0	1,3 to 2,6
Canada	2,0 to 2,7	0,9 to 2,5

	2018	2017
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(2 202)	(2 983)
amount capitalised to property, plant and equipment	(910)	(1 646)
income recognised in income statement	(1 292)	(1 337)
Decrease in the discount rate	3 786	4 114
amount capitalised to property, plant and equipment	2 058	2 272
expense recognised in income statement	1 728	1 842